Fundamental Investors®
Investment portfolio
September 30, 2021
unaudited
Common stocks 97.44% Information technology 23.97%	Shares	Value (000)
Microsoft Corp.	23,493,794	$6,623,370
Broadcom, Inc.	10,931,367	5,300,948
Applied Materials, Inc.	11,087,392	1,427,280
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	54,421,000	1,122,218
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,350,683	262,454
ASML Holding NV1	1,270,700	937,360
ASML Holding NV (New York registered) (ADR)	73,907	55,069
Apple, Inc.	6,738,158	953,449
Advanced Micro Devices, Inc.[2]	8,711,003	896,362
TE Connectivity, Ltd.	5,073,292	696,157
NortonLifeLock, Inc.	27,486,608	695,411
Micron Technology, Inc.	9,250,833	656,624
Mastercard, Inc., Class A	1,814,530	630,876
Intel Corp.	10,903,294	580,927
PayPal Holdings, Inc.[2]	2,121,866	552,131
Arista Networks, Inc.[2]	1,517,726	521,551
Motorola Solutions, Inc.	2,209,206	513,243
RingCentral, Inc., Class A2	2,357,081	512,665
KLA Corp.	1,483,459	496,232
Fidelity National Information Services, Inc.	3,355,936	408,350
SK hynix, Inc.[1]	4,706,300	405,827
Texas Instruments, Inc.	2,000,000	384,420
MongoDB, Inc., Class A2	799,327	376,891
FleetCor Technologies, Inc.[2]	1,381,432	360,927
Ceridian HCM Holding, Inc.[2]	2,864,649	322,617
Cisco Systems, Inc.	5,800,000	315,694
Visa, Inc., Class A	1,285,998	286,456
Square, Inc., Class A2	1,189,000	285,170
Samsung Electronics Co., Ltd.[1]	4,568,381	284,331
Zendesk, Inc.[2]	2,279,000	265,253
STMicroelectronics NV1	6,063,674	264,361
Paychex, Inc.	2,278,918	256,264
VeriSign, Inc.[2]	1,200,004	246,013
HubSpot, Inc.[2]	346,000	233,927
Dell Technologies, Inc., Class C2	2,056,672	213,976
MicroStrategy, Inc., Class A2,3	276,256	159,786
SAP SE1	1,144,811	155,092
EPAM Systems, Inc.[2]	270,400	154,258
Smartsheet, Inc., Class A2	2,239,000	154,088
Adobe, Inc.[2]	247,021	142,215
Automatic Data Processing, Inc.	677,902	135,526
Shopify, Inc., Class A, subordinate voting shares[2]	99,274	134,594
NetApp, Inc.	1,494,561	134,152
ServiceNow, Inc.[2]	204,088	126,998
Lam Research Corp.	212,859	121,149
LiveRamp Holdings, Inc.[2]	2,296,365	108,457
Cree, Inc.[2]	1,271,527	102,650
Fundamental Investors — Page 1 of 11

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Edenred SA1	1,905,140	$102,612
Concentrix Corp.[2]	513,063	90,812
Amadeus IT Group SA, Class A, non-registered shares[1,2]	1,189,155	78,119
Keyence Corp.[1]	103,100	61,776
Tokyo Electron, Ltd.[1]	134,000	59,068
Snowflake, Inc., Class A2	162,071	49,015
Alteryx, Inc., Class A2	584,229	42,707
Dolby Laboratories, Inc., Class A	409,139	36,004
		30,493,882
Communication services 12.85%
Facebook, Inc., Class A2	12,101,498	4,107,127
Alphabet, Inc., Class C2	943,363	2,514,355
Alphabet, Inc., Class A2	241,336	645,216
Comcast Corp., Class A	42,937,250	2,401,480
Netflix, Inc.[2]	3,841,300	2,344,499
Charter Communications, Inc., Class A2	1,696,005	1,233,945
Sea, Ltd., Class A (ADR)[2]	2,450,841	781,157
Walt Disney Company[2]	3,490,768	590,533
Activision Blizzard, Inc.	3,952,546	305,888
ZoomInfo Technologies, Inc., Class A2	4,072,000	249,166
T-Mobile US, Inc.[2]	1,874,479	239,483
Snap, Inc., Class A2	2,992,086	221,025
AT&T, Inc.	5,991,599	161,833
New York Times Co., Class A	2,115,405	104,226
Pinterest, Inc., Class A2	1,709,776	87,113
JOYY Inc., Class A (ADR)[3]	1,359,870	74,562
Universal Music Group NV1,2	2,572,585	68,882
Tencent Holdings, Ltd.[1]	1,017,000	59,631
SoftBank Corp.[1]	3,579,300	48,597
Electronic Arts, Inc.	330,633	47,033
Vivendi SE1	2,572,585	32,449
CD Projekt SA1	646,164	30,977
		16,349,177
Health care 11.19%
UnitedHealth Group, Inc.	4,744,535	1,853,880
Pfizer, Inc.	39,699,066	1,707,457
Thermo Fisher Scientific, Inc.	2,072,172	1,183,894
Centene Corp.[2]	18,867,761	1,175,650
Eli Lilly and Company	4,127,714	953,708
AstraZeneca PLC[1]	7,458,804	897,925
AstraZeneca PLC (ADR)	716,369	43,025
Cigna Corp.	2,668,338	534,095
Abbott Laboratories	4,380,137	517,426
Regeneron Pharmaceuticals, Inc.[2]	827,408	500,731
Molina Healthcare, Inc.[2]	1,401,365	380,204
Allakos, Inc.[2,4]	3,299,000	349,265
Edwards Lifesciences Corp.[2]	3,043,387	344,542
Bristol-Myers Squibb Company	5,038,309	298,117
ResMed, Inc.	1,064,160	280,459
Novo Nordisk A/S, Class B1	2,533,440	243,679
Danaher Corp.	672,423	204,712
Cortexyme, Inc.[2,4]	1,930,648	176,963
Agilon Health, Inc.[2]	6,470,000	169,579
Fundamental Investors — Page 2 of 11

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Vertex Pharmaceuticals, Inc.[2]	914,440	$165,870
Anthem, Inc.	412,164	153,655
Humana, Inc.	391,000	152,158
Seagen, Inc.[2]	894,842	151,944
Merck & Co., Inc.	1,850,000	138,954
Ultragenyx Pharmaceutical, Inc.[2]	1,508,549	136,056
Rede D’Or Sao Luiz SA	9,827,058	122,546
Twist Bioscience Corp.[2]	1,080,987	115,633
BioNTech SE (ADR)[2]	399,159	108,966
BeiGene, Ltd. (ADR)[2]	292,118	106,039
Zimmer Biomet Holdings, Inc.	716,679	104,893
Illumina, Inc.[2]	256,900	104,201
NovoCure, Ltd.[2]	883,909	102,684
GlaxoSmithKline PLC[1]	3,877,505	73,190
Kronos Bio, Inc.[2,4]	3,133,214	65,672
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	6,732,737	65,577
Notre Dame Intermédica Participações SA	4,645,000	63,639
Mettler-Toledo International, Inc.[2]	44,762	61,653
Gilead Sciences, Inc.	878,000	61,328
Applied Molecular Transport, Inc.[2,4]	2,314,000	59,863
Insulet Corp.[2]	206,504	58,695
Carl Zeiss Meditec AG, non-registered shares[1]	249,340	47,930
Incyte Corp.[2]	668,310	45,966
Baxter International, Inc.	504,000	40,537
Guardant Health, Inc.[2]	283,007	35,379
Tandem Diabetes Care, Inc.[2]	249,164	29,745
AmerisourceBergen Corp.	209,600	25,037
Bausch Health Companies, Inc.[2]	747,180	20,809
Organon & Co.[2]	86,722	2,844
		14,236,774
Financials 10.86%
JPMorgan Chase & Co.	9,267,152	1,516,940
Blackstone, Inc.	12,326,827	1,434,103
KKR & Co., Inc.	10,681,162	650,269
Bank of America Corp.	14,023,106	595,281
CME Group, Inc., Class A	3,048,058	589,433
Apollo Global Management, Inc., Class A	8,960,106	551,853
Aon PLC, Class A	1,869,567	534,266
Intercontinental Exchange, Inc.	4,363,829	501,055
BlackRock, Inc.	588,849	493,844
HDFC Bank, Ltd.[1]	22,825,000	489,333
Sberbank of Russia PJSC (ADR)[1]	23,510,850	436,837
Capital One Financial Corp.	2,463,393	398,996
Synchrony Financial	7,637,392	373,316
Marsh & McLennan Companies, Inc.	2,297,393	347,894
Citigroup, Inc.	4,790,967	336,230
S&P Global, Inc.	787,916	334,778
Truist Financial Corp.	5,693,361	333,916
Chubb, Ltd.	1,918,043	332,742
Moody’s Corp.	826,525	293,507
First Republic Bank	1,519,961	293,170
Arthur J. Gallagher & Co.	1,751,482	260,358
Discover Financial Services	2,086,118	256,280
Citizens Financial Group, Inc.	5,445,318	255,821
Fundamental Investors — Page 3 of 11

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Wells Fargo & Company	5,194,000	$241,053
Kotak Mahindra Bank, Ltd.[1,2]	7,571,000	203,885
Brookfield Asset Management, Inc., Class A	3,358,755	179,727
Arch Capital Group, Ltd.[2]	4,400,000	167,992
Société Générale[1]	5,321,652	167,084
AIA Group, Ltd.[1]	13,462,600	155,010
Ares Management Corp., Class A	1,715,449	126,652
Travelers Companies, Inc.	815,653	123,987
BNP Paribas SA1	1,800,000	115,300
London Stock Exchange Group PLC[1]	1,110,968	110,994
EQT AB1	2,530,689	104,239
PNC Financial Services Group, Inc.	448,308	87,707
W. R. Berkley Corp.	1,196,898	87,589
Ping An Insurance (Group) Company of China, Ltd., Class H1	11,879,500	80,609
QBE Insurance Group, Ltd.[1]	7,614,013	63,520
Athene Holding, Ltd., Class A2	843,764	58,110
Toronto-Dominion Bank (CAD denominated)	807,740	53,473
Progressive Corp.	475,000	42,935
Bank of Nova Scotia (CAD denominated)	597,745	36,792
Brookfield Asset Management Reinsurance Partners, Ltd., Class A	8,760	487
		13,817,367
Consumer discretionary 10.68%
Amazon.com, Inc.[2]	835,239	2,743,793
Home Depot, Inc.	2,815,555	924,234
Dollar General Corp.	4,250,920	901,790
Evolution AB1	5,629,975	855,804
Restaurant Brands International, Inc.	11,262,880	689,176
Target Corp.	2,600,143	594,835
Prosus NV, Class N1	6,895,456	543,074
Booking Holdings, Inc.[2]	212,848	505,273
Caesars Entertainment, Inc.[2]	4,137,613	464,571
Flutter Entertainment PLC (EUR denominated)[1,2]	1,314,540	258,059
Flutter Entertainment PLC[1,2]	677,483	133,933
Industria de Diseño Textil, SA1	9,266,677	337,145
TJX Companies, Inc.	5,059,350	333,816
McDonald’s Corp.	1,374,000	331,285
Marriott International, Inc., Class A2	2,210,280	327,320
NIKE, Inc., Class B	2,227,304	323,471
Domino’s Pizza, Inc.	578,790	276,060
YUM! Brands, Inc.	2,069,994	253,181
B&M European Value Retail SA1	30,605,251	242,981
LVMH Moët Hennessy-Louis Vuitton SE1	327,637	234,281
Entain PLC[1,2]	6,362,379	182,129
Shop Apotheke Europe NV, non-registered shares[1,2,3,4]	1,176,089	173,928
Darden Restaurants, Inc.	1,049,266	158,932
Toll Brothers, Inc.	2,849,846	157,568
Burlington Stores, Inc.[2]	553,466	156,946
Hilton Worldwide Holdings, Inc.[2]	1,156,118	152,735
Galaxy Entertainment Group, Ltd.[1,2]	27,756,000	140,044
Peloton Interactive, Inc., Class A2	1,408,945	122,649
Trainline PLC[1,2]	22,560,332	106,675
Cie. Financière Richemont SA, Class A1	978,601	100,907
Floor & Decor Holdings, Inc., Class A2	796,992	96,269
Kering SA1	129,512	92,112
Fundamental Investors — Page 4 of 11

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Five Below, Inc.[2]	518,500	$91,676
Carvana Co., Class A2	296,875	89,520
MercadoLibre, Inc.[2]	51,700	86,825
Arrival Group[2,3]	5,269,585	69,295
Arrival Group[2]	1,114,654	14,658
adidas AG1	214,930	67,726
Lowe’s Companies, Inc.	285,581	57,933
Kindred Group PLC (SDR)[1]	3,646,000	54,749
Coupang, Inc., Class A2	1,780,739	49,594
Farfetch, Ltd., Class A2	1,120,000	41,978
THG PLC[1,2]	5,112,855	34,686
Airbnb, Inc., Class A2	89,963	15,091
		13,588,707
Industrials 8.97%
TransDigm Group, Inc.[2]	1,673,602	1,045,282
Honeywell International, Inc.	4,859,128	1,031,496
CSX Corp.	33,873,005	1,007,383
Deere & Company	2,150,473	720,559
Carrier Global Corp.	12,048,393	623,625
Airbus SE, non-registered shares[1,2]	4,136,536	543,107
Union Pacific Corp.	2,648,889	519,209
ABB, Ltd.[1]	15,118,306	503,926
Emerson Electric Co.	5,172,840	487,282
Safran SA1	3,496,242	438,359
ITT, Inc.[4]	4,965,982	426,280
L3Harris Technologies, Inc.	1,673,552	368,583
Norfolk Southern Corp.	1,520,657	363,817
Northrop Grumman Corp.	728,927	262,523
Waste Connections, Inc.	1,968,801	247,931
Nidec Corp.[1]	2,206,188	244,744
Rockwell Automation	793,518	233,326
Caterpillar, Inc.	1,213,362	232,929
Lockheed Martin Corp.	645,016	222,595
Rexnord Corp.	3,439,000	221,093
Boeing Company[2]	708,000	155,718
LIXIL Corp.[1]	4,575,100	132,947
TFI International, Inc. (CAD denominated)	1,161,928	118,871
Lifco AB, Class B1	4,359,400	116,689
Raytheon Technologies Corp.	1,333,663	114,642
BWX Technologies, Inc.	1,769,486	95,305
IMCD NV1	498,121	94,572
United Rentals, Inc.[2]	250,000	87,732
MTU Aero Engines AG1	356,586	80,628
Dun & Bradstreet Holdings, Inc.[2]	4,783,539	80,411
FTI Consulting, Inc.[2]	579,334	78,036
Armstrong World Industries, Inc.	785,468	74,989
AMETEK, Inc.	602,057	74,661
Equifax, Inc.	280,337	71,043
Shoals Technologies Group, Inc., Class A2	2,370,000	66,076
Jacobs Engineering Group, Inc.	406,549	53,880
ASSA ABLOY AB, Class B1	1,744,263	50,575
Uber Technologies, Inc.[2]	1,122,032	50,267
Fundamental Investors — Page 5 of 11

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
DSV A/S1	194,266	$46,380
Sweco AB, Class B, non-registered shares[1]	1,796,901	28,248
		11,415,719
Consumer staples 8.24%
Philip Morris International, Inc.	24,178,759	2,291,905
Altria Group, Inc.	42,224,460	1,922,057
British American Tobacco PLC[1]	44,284,111	1,545,046
British American Tobacco PLC (ADR)	1,038,814	36,649
Conagra Brands, Inc.	18,894,810	639,967
Keurig Dr Pepper, Inc.	17,231,606	588,632
Nestlé SA1	4,444,933	534,809
Mondelez International, Inc.	7,773,000	452,233
Constellation Brands, Inc., Class A	1,886,971	397,566
Archer Daniels Midland Company	5,934,000	356,099
Procter & Gamble Company	2,036,613	284,719
Bunge, Ltd.	3,300,000	268,356
Walmart, Inc.	1,866,514	260,155
Anheuser-Busch InBev SA/NV1	3,070,844	173,435
Kellogg Co.	2,593,141	165,754
Walgreens Boots Alliance, Inc.	3,000,000	141,150
ITC, Ltd.[1]	38,035,066	120,210
Reckitt Benckiser Group PLC (ADR)	6,018,200	95,088
Kraft Heinz Company	2,061,526	75,905
Church & Dwight Co., Inc.	877,934	72,491
General Mills, Inc.	1,052,060	62,934
		10,485,160
Materials 3.98%
Vale SA, ordinary nominative shares (ADR)	24,238,240	338,123
Vale SA, ordinary nominative shares	13,953,000	195,341
Dow, Inc.	8,854,863	509,686
Eastman Chemical Company	4,899,099	493,535
Grupo México, SAB de CV, Series B	108,129,118	431,595
LyondellBasell Industries NV	3,860,940	362,349
Linde PLC	1,159,112	340,060
Barrick Gold Corp.	17,034,387	307,471
Corteva, Inc.	6,881,798	289,586
Wheaton Precious Metals Corp.	7,499,435	281,829
Rio Tinto PLC[1]	4,133,758	272,936
First Quantum Minerals, Ltd.	12,975,151	240,224
Royal Gold, Inc.	2,274,983	217,238
Franco-Nevada Corp.	1,094,000	142,127
BHP Group PLC[1]	5,519,690	137,569
PPG Industries, Inc.	864,535	123,637
Packaging Corporation of America	685,188	94,172
Asian Paints, Ltd.[1]	2,142,500	92,961
Air Products and Chemicals, Inc.	324,384	83,078
CCL Industries, Inc., Class B, nonvoting shares	1,157,633	59,956
Sherwin-Williams Company	149,605	41,849
		5,055,322
Fundamental Investors — Page 6 of 11

unaudited
Common stocks (continued) Energy 3.19%	Shares	Value (000)
ConocoPhillips	11,450,258	$775,984
Canadian Natural Resources, Ltd. (CAD denominated)	17,986,913	657,646
Exxon Mobil Corp.	8,880,086	522,327
Valero Energy Corp.	5,593,286	394,718
EOG Resources, Inc.	4,689,797	376,450
Baker Hughes Co., Class A	14,507,224	358,764
Pioneer Natural Resources Company	1,359,300	226,337
Cabot Oil & Gas Corp.	8,359,615	181,905
Chevron Corp.	1,517,596	153,960
Chesapeake Energy Corp.	2,349,700	144,718
BP PLC[1]	30,000,000	135,901
Equitrans Midstream Corp.	10,253,507	103,970
DT Midstream, Inc.	621,339	28,731
		4,061,411
Utilities 2.01%
Enel SpA[1]	81,352,354	624,586
AES Corp.	22,262,406	508,251
CenterPoint Energy, Inc.	10,009,226	246,227
Sempra Energy	1,724,107	218,099
Evergy, Inc.	3,392,221	210,996
CMS Energy Corp.	3,372,576	201,444
Exelon Corp.	3,545,332	171,381
Xcel Energy, Inc.	2,414,398	150,900
Ørsted AS1	866,995	114,392
NextEra Energy, Inc.	997,900	78,355
Brookfield Infrastructure Partners LP	573,483	32,251
		2,556,882
Real estate 1.50%
Crown Castle International Corp. REIT	3,931,022	681,325
VICI Properties, Inc. REIT	13,832,599	392,984
Gaming and Leisure Properties, Inc. REIT	7,421,434	343,761
Equinix, Inc. REIT	293,522	231,920
UDR, Inc. REIT	2,852,440	151,122
Digital Realty Trust, Inc. REIT	301,203	43,509
Shimao Group Holdings, Ltd.[1]	14,560,000	26,566
K-Fast Holding AB, Class B1,2	3,114,076	25,805
KE Holdings, Inc., Class A (ADR)[2]	658,614	12,026
		1,909,018
Total common stocks (cost: $71,958,951,000)		123,969,419
Preferred securities 0.02% Information technology 0.02%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	500,000	29,266
		29,266
Real estate 0.00%
Brookfield Property Preferred LP, Series 1, 6.25% preferred shares[3]	43,503	1,064
		1,064
Total preferred securities (cost: $15,625,000)		30,330
Fundamental Investors — Page 7 of 11

unaudited
Rights & warrants 0.00% Consumer discretionary 0.00%	Shares	Value (000)
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	179,714	$85
Total rights & warrants (cost: $0)		85
Convertible stocks 0.30% Information technology 0.17%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	141,340	216,534
		216,534
Financials 0.08%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	1,269,092	100,271
		100,271
Utilities 0.05%
AES Corp., convertible preferred units, 6.875% 2024	640,552	61,749
		61,749
Total convertible stocks (cost: $273,760,000)		378,554
Short-term securities 2.16% Money market investments 2.15%
Capital Group Central Cash Fund 0.06%[4,5]	27,419,600	2,742,234
Money market investments purchased with collateral from securities on loan 0.01%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[5,6]	3,540,802	3,541
Capital Group Central Cash Fund 0.06%[4,5,6]	30,807	3,081
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[5,6]	1,432,550	1,433
		8,055
Total short-term securities (cost: $2,749,943,000)		2,750,289
Total investment securities 99.92% (cost: $74,998,279,000)		127,128,677
Other assets less liabilities 0.08%		96,349
Net assets 100.00%		$127,225,026
Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Common stocks 0.98%
Health care 0.51%
Allakos, Inc.[2]	$481,945	$13,233	$22,356	$(9,648)	$(113,909)	$349,265	$—
Cortexyme, Inc.[2]	30,137	31,173	253	101	115,805	176,963	—
Kronos Bio, Inc.[2]	—	88,318	171	(7)	(22,468)	65,672	—
Applied Molecular Transport, Inc.[2]	65,542	7,410	303	128	(12,914)	59,863	—
GW Pharmaceuticals PLC (ADR)[2,7]	230,820	—	430,382	195,041	4,521	—	—
						651,763
Fundamental Investors — Page 8 of 11

unaudited
Investments in affiliates4  (continued)

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Consumer discretionary 0.14%
Shop Apotheke Europe NV, non-registered shares[1,2,3]	$64,638	$212,024	$595	$62	$(102,201)	$173,928	$—
Industrials 0.33%
ITT, Inc.	—	455,350	778	64	(28,356)	426,280	1,983
Total common stocks						1,251,971
Short-term securities 2.16%
Money market investments 2.16%
Capital Group Central Cash Fund 0.06%[5]	2,361,500	7,197,885	6,817,148	56	(59)	2,742,234	1,171
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.06%[5,6]	—	3,081[8]				3,081	—[9]
Total short-term securities						2,745,315
Total 3.14%				$185,797	$(159,581)	$3,997,286	$3,154
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $16,572,725,000, which represented 13.03% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $8,745,000, which represented .01% of the net assets of the fund.
[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]	Rate represents the seven-day yield at 9/30/2021.
[6]	Security purchased with cash collateral from securities on loan.
[7]	Unaffiliated issuer at 9/30/2021.
[8]	Represents net activity.
[9]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fundamental Investors — Page 9 of 11

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Fundamental Investors — Page 10 of 11

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$27,023,118	$3,470,764	$—	$30,493,882
Communication services	16,108,641	240,536	—	16,349,177
Health care	12,974,050	1,262,724	—	14,236,774
Financials	11,890,556	1,926,811	—	13,817,367
Consumer discretionary	10,030,474	3,558,233	—	13,588,707
Industrials	9,135,544	2,280,175	—	11,415,719
Consumer staples	8,111,660	2,373,500	—	10,485,160
Materials	4,551,856	503,466	—	5,055,322
Energy	3,925,510	135,901	—	4,061,411
Utilities	1,817,904	738,978	—	2,556,882
Real estate	1,856,647	52,371	—	1,909,018
Preferred securities	1,064	29,266	—	30,330
Rights & warrants	85	—	—	85
Convertible stocks	378,554	—	—	378,554
Short-term securities	2,750,289	—	—	2,750,289
Total	$110,555,952	$16,572,725	$—	$127,128,677
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
SDR = Swedish Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-010-1121O-S85338	Fundamental Investors — Page 11 of 11